Material Accounting Policy Information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Material Accounting Policy Information

3.	Material Accounting Policy Information

3.1.	New Accounting Standards Effective in 2023
Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting policies
The Company adopted Amendments to IAS 1 Presentation of Financial Statements related to the disclosure of accounting policies. These amendments require entities to disclose their material accounting policy information rather than significant accounting policy information. The amendments provide guidance on how an entity can identify material accounting policy information and clarify that information may be material because of its nature, even if the related amounts are immaterial. The adoption of these amendments did not have a material impact on the disclosure of material accounting policies in these consolidated financial statements.
Amendments to IAS 12 - International Tax Reform — Pillar Two Model Rules
The Company adopted amendments to IAS 12 Income Taxes in response to the Organisation for Economic Co-operation and Development’s (OECD) Pillar Two model tax rules (also known as the Global Minimum Tax). The amendments provide that an entity has to disclose separately its current tax expense related to Global Minimum Tax as well as a mandatory temporary exception to the requirements regarding deferred tax assets and liabilities. The amendments also provide that in a period where the Global Minimum Tax legislation is enacted or substantively enacted, but not yet in effect, an entity discloses known or reasonably estimable information that helps users of financial statements understand the entity’s exposure to Global Minimum Tax arising from that legislation. The Company has applied the mandatory temporary exemption regarding deferred taxes in the current period. Refer to Note 23 for further information on Global Minimum
Tax.

3.2.	Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its 100% owned subsidiaries Wheaton Precious Metals International Ltd., Silver Wheaton Luxembourg S.a.r.l. and Wheaton Precious Metals (Cayman) Co.
Subsidiaries are fully consolidated from the date on which the Company obtains a controlling interest. Control is defined as an investor’s power over an investee with exposure, or rights, to variable returns from the investee and the ability to affect the investor’s returns through its power over the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control.
The
financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. Balances, transactions, income and expenses between the Company and its subsidiaries are eliminated on consolidation.

3.3.	Revenue Recognition
Revenue relating to the sale of precious metals is recognized when control of the precious metal is transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for those products. In determining whether the Company has satisfied a performance obligation, it considers the indicators of the transfer of control, which include, but are not limited to, whether: the Company has a present right to payment; the customer has legal title to the asset; the Company has transferred physical possession of the asset to the customer; and the customer has the significant risks and rewards of ownership of the asset.
Under certain PMPAs, precious metal is acquired from the mine operator in the form of precious metal credits, which is then sold through bullion banks. Revenue from precious metal credit sales is recognized at the time of the sale of such credits, which is also the date that control of the precious metal is transferred to the customer. The Company will occasionally enter into forward contracts in relation to precious metal deliveries that it is highly confident will occur within a given quarter. The sales price is fixed at the delivery date based on either the terms of these short-term forward sales contracts or the spot price of the precious metal.
Under certain PMPAs, precious metal is acquired from the mine operator in concentrate form, which is then sold under the terms of the concentrate sales contracts to third-party smelters or traders. Where the Company acquires precious metals in concentrate form, final precious metal prices are set on a specified future quotational period (the “Quotational Period”) pursuant to the concentrate sales contracts with third-party smelters, typically one to three months after the shipment date, based on market prices for precious metals. The contracts, in general, provide for a provisional payment based upon provisional assays and quoted precious metal prices. Final settlement is based upon the average applicable price for the Quotational Period applied to the actual number of precious metal ounces recovered calculated using confirmed smelter weights and settlement assays. Revenues and the associated cost of sales are recorded on a gross basis under these contracts at the time title passes to the buyer, which is also the date that control of the precious metal is transferred to the customer. The Company has concluded that the adjustments relating to the final assay results for the quantity of concentrate sold are not significant and do not constrain the recognition of revenue.
Title to but not control of cobalt is transferred to a third-party sales agent who then onsells the cobalt to Wheaton approved third party customers. Revenue from the sale of cobalt is recognized when the third party customer and sales terms have been agreed to between Wheaton and the third-party sales agent, which is also the date that control of the cobalt is transferred to the third-party sales agent.

3.4.	Financial Instruments
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through net earnings) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through net earnings are recognized immediately in net earnings.

3.5.	Financial Assets
Financial assets are subsequently measured at either amortized cost or fair value, depending on the classification of the financial assets.
Financial Assets at Fair Value Through Other Comprehensive Income (“FVTOCI”)
The Company’s long-term investments in common shares held are for long-term strategic purposes and not for trading. Upon the adoption of IFRS 9, Financial Instruments (“IFRS 9”), the Company made an irrevocable election to designate these long-term investments in common shares held as FVTOCI as it believes that this provides a more meaningful presentation for long-term strategic investments, rather than reflecting changes in fair value in net earnings.
Long-term investments in common shares held are initially measured at fair value. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized as a component of other comprehensive income (“OCI”) and accumulated in the long-term investment revaluation reserve. The cumulative gain or loss will not be reclassified to net earnings on disposal of these long-term investments but is reclassified to retained earnings.
Dividends on these long-term investments in common shares held are recognized as a component of net earnings in the period they are received under the classification Other Income (Expense).
Financial Assets at Fair Value Through Net Earnings (“FVTNE”)
Cash and cash equivalents are stated at FVTNE.
Warrants held by the Company for long-term investment purposes are classified as FVTNE. These warrants are measured at fair value at the end of each reporting period, with any gains or losses arising on remeasurement recognized as a component of net earnings under the classification Other Income (Expense).
As discussed in Note 3.3, the Company’s provisionally priced sales contain an embedded derivative that is reflected at fair value at the end of each reporting period. Fair value gains and losses related to the embedded derivative are included in revenue in the period they occur.
Financial Assets at Amortized Cost
The previously outstanding
non-revolving
term loan, which requires regularly scheduled payments of interest and principal, is carried at amortized cost. Other receivables are non-interest
bearing and are stated at amortized cost, which approximate fair values due to the short terms to maturity. Where necessary, the previously outstanding non-revolving
term loan and other receivables are reported net of allowances for uncollectable amounts.
Foreign Exchange Gains and Losses
The fair value of financial assets denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of each reporting period. The foreign exchange component forms part of its fair value gain or loss. Therefore,

•	For financial assets that are classified as FVTNE, the foreign exchange component is recognized as a component of net earnings;

•	For financial assets that are classified as FVTOCI, the foreign exchange component is recognized as a component of OCI; and

•
For financial assets that are denominated in a foreign currency and are measured at amortized cost at the end of each reporting period, the foreign exchange gains and losses are determined based on the amortized cost of the instruments and are recognized as a component of net earnings.

Derecognition of Financial Assets
The Company derecognizes a financial asset only when the contractual rights to cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.
On derecognition of a financial asset that is classified as FVTOCI, the cumulative gain or loss (net of tax) previously accumulated in the long-term investment revaluation reserve is not reclassified to net earnings, but is reclassified to retained earnings.

3.6.	Financial Liabilities and Equity Instruments
Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definition of a financial liability and equity instrument. All financial liabilities are subsequently measured at amortized cost using the effective interest method or at FVTNE, depending on the classification of the instrument.
Equity Instruments
An equity instrument is a contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received less direct issue costs (net of any current or deferred income tax recovery attributable to such costs).
Share Purchase Warrants Issued
Share purchase warrants issued with an exercise price denominated in the Company’s functional currency (US dollars) are considered equity instruments with the consideration received reflected within shareholders’ equity under the classification of share purchase warrants reserve. Upon exercise, the original consideration is reallocated from share purchase warrants reserve to issued share capital along with the associated exercise price.
Bank Debt
Bank debt is initially measured at fair value, net of transaction costs, and is subsequently measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.
Foreign Exchange Gains and Losses
The fair value of financial liabilities denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of each reporting period. Therefore,

•
For financial liabilities that are denominated in a foreign currency and are measured at amortized cost at the end of each reporting period, the foreign exchange gains and losses are determined based on the amortized cost of the instruments and are recognized as a component of net earnings; and

•	For financial liabilities that are classified as FVTNE, the foreign exchange component forms part of the fair value gains or losses and is recognized as a component of net earnings.
Derecognition of Financial Liabilities
The Company derecognizes financial liabilities when the Company’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash
assets transferred or liabilities assumed, is recognized as a component of net earnings.

3.7.	Mineral Stream Interests
Agreements for which settlement is called for in gold, silver, palladium or cobalt, the amount of which is based on production at the mines, are stated at cost less accumulated depletion and accumulated impairment charges, if any.
The cost of the asset is comprised of its purchase price, any closing costs directly attributable to acquiring the asset, and, for qualifying assets, borrowing costs. The purchase price is the aggregate cash amount paid and the fair value of any other non-cash
consideration given to acquire the asset.
Depletion
The cost of these mineral stream interests is separately allocated to reserves, resources and exploration potential. The value allocated to reserves is classified as depletable and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine corresponding to the specific agreement. The value associated with resources and exploration potential is the value beyond proven and probable reserves at acquisition and is classified as non-depletable until such time as it is transferred to the depletable category as a result of the conversion of resources and/or exploration potential into reserves.
Asset Impairment
Management considers each PMPA to be a separate cash generating unit (“CGU”), which is the lowest level for which cash inflows are largely independent of those of other assets. At the end of each reporting period, the Company assesses each PMPA to determine whether any indication of impairment or impairment reversal exists. If such an indication exists, the recoverable amount of the PMPA is estimated in order to determine the extent of the impairment or impairment reversal (if any). The recoverable amount of each PMPA is the higher of fair value less cost of disposal (“FVLCD”) and value in use (“VIU”). The FVLCD represents the amount that could be received from each PMPA in an arm’s length transaction at the measurement date.

If the carrying amount of the PMPA exceeds its recoverable amount, the PMPA is considered impaired and an impairment charge is reflected as a component of net earnings so as to reduce the carrying amount to its recoverable value. A previously recognized impairment charge is reversed only if there has been an indicator of a potential impairment reversal and the resulting assessment of the PMPA’s recoverable amount exceeds its carrying value. If this is the case, the carrying amount of the PMPA is increased to its recoverable amount. The increased amount cannot exceed the carrying amount that would have been determined, net of depletion, had no impairment charge been recognized for the PMPA in prior years. Such reversal is reflected as a component of net earnings.

3.8.	Debt Issue Costs
Debt issue costs on
non-revolving
facilities are treated as an adjustment to the carrying amount of the original liability and are amortized over the life of the new or modified liability. Debt issue costs on revolving facilities are recorded as an asset under the classification Other long-term assets and are amortized over the life of the new or modified credit facility.

3.9.	Stock Based Payment Transactions
The Company recognizes a stock based compensation expense for all share purchase options and restricted share units (“RSUs”) awarded to employees, officers and directors based on the fair values of the share purchase options and RSUs at the date of grant. The fair values of share purchase options and RSUs at the date of grant are expensed over the vesting periods of the share purchase options and RSUs, respectively, with a corresponding increase to equity. The fair value of share purchase options is determined using the Black-Scholes option pricing model with market related inputs as of the date of grant. Share purchase options with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values. The fair value of RSUs is the market value of the underlying shares at the date of grant. At the end of each reporting period, the Company re-assesses
its estimates of the number of awards that are expected to vest and recognizes the impact of any revisions to this estimate in the consolidated statement of earnings.
The Company recognizes a stock based compensation expense for performance share units (“PSUs”) which are awarded to eligible employees and are settled in cash. Compensation expense for the PSUs is recorded on a straight-line basis over the three year vesting period. This estimated expense is reflected as a component of net earnings over the vesting period of the PSUs with the related obligation recorded as a liability on the balance sheet. The amount of compensation expense is adjusted at the end of each reporting period to reflect (i) the fair market value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.

3.10.	Income Taxes
Income tax expense comprises current and deferred income tax. Current and deferred income taxes are recognized as a component of net earnings except to the extent that it relates to items recognized directly in equity or as a component of OCI.
Current income tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years.
Deferred income tax is recognized using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax assets and liabilities are measured using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period and which are expected to apply when the related deferred income tax assets are realized or the deferred income tax liabilities are settled.
Deferred income tax liabilities are generally recognized for all taxable temporary differences. Deferred income tax assets are generally recognized for all deductible temporary differences and the carry forward of unused tax losses and tax credits to the extent that it is probable that sufficient future taxable income, including income arising from reversing taxable temporary differences and tax planning opportunities, will be available against which those deductible temporary differences and the carry forward of unused tax losses and tax credits can be utilized.
Deferred income tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future. Deferred income tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
The carrying amount of deferred income tax assets are reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income, including income arising from reversing taxable temporary differences and tax planning opportunities, will be available to allow all or part of the deferred income tax assets to be recovered.
Deferred income tax assets and liabilities are not recognized for temporary differences arising from the initial recognition (other than in a business combination) of assets and liabilities in a transaction which does not affect either the accounting income or the taxable income. In addition, deferred income tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.
3.11.	Earnings Per Share
Earnings per share calculations are based on the weighted average number of common shares and common share equivalents issued and outstanding during the year. Diluted earnings per share is calculated using the treasury method which requires the calculation of diluted earnings per share by assuming that outstanding share purchase options and warrants with an exercise price that exceeds the average market price of the common shares for the period are exercised, and the proceeds are used to repurchase shares of the Company at the average market price of the common shares for the period.

3.12.	Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount required to settle the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

3.1 3 .	Post-Employment Benefit Costs
The Company provides a Supplemental Employee Retirement Plan (“SERP) to all qualified employees. The SERP is an unregistered and unfunded defined contribution plan under which the Company makes a fixed notional contribution to
an account maintained by the Company. Any benefits under the SERP have a vesting period of five years from the first date of employment. The notional contributions are recognized as employee benefit expense in earnings in the periods during which services are rendered by employees.

3.14.	Future Changes to Accounting Policies
The IASB has issued the following new or amended standards:
Amendment to IAS
1-
Presentation of Financial statements
The amendments to IAS 1, clarify the presentation of liabilities. The classification of liabilities as current or non-current
is based on contractual rights that are in existence at the end of the reporting period and is affected by expectations about whether an
entity will exercise its right to defer settlement. A liability not due over the next twelve months is classified as non-current
even if management intends or expects to settle the liability within twelve months. The amendment also introduces a definition of ‘settlement’ to make clear that settlement refers to the transfer of cash, equity instruments, other assets, or services to the counterparty. The amendment issued in October 2022 also clarifies how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. Covenants to be c om
plied with after the reporting date do not affect the classification of debt as current or non-current
at the reporting date. The amendments are effective for annual reporting periods beginning on or after January 1, 2024. The implementation of this amendment is not expected to have a material impact on the Company.